Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Charles Schwab Family of Funds
Entity Central Index Key	0000857156
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Schwab Prime Advantage Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Prime Advantage Money Fund
Class Name	Investor Shares
Trading Symbol	SWVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 394,825,000,000
Holdings Count | Holding	734
Advisory Fees Paid, Amount	$ 680,601,233
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$394,825
Number of Holdings	734
Advisory Fees Paid by the Fund	$680,601,233
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.61%
Seven-Day Yield (without waivers)	3.59%
Seven-Day Effective Yield (with waivers)	3.67%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective April 28, 2025, the fund’s name changed from Schwab Value Advantage Money Fund
®
to Schwab Prime Advantage
Money Fund.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the fund’s name changed from Schwab Value Advantage Money Fund ® to Schwab Prime Advantage Money Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Prime Advantage Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Prime Advantage Money Fund
Class Name	Ultra Shares
Trading Symbol	SNAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 394,825,000,000
Holdings Count | Holding	734
Advisory Fees Paid, Amount	$ 680,601,233
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$394,825
Number of Holdings	734
Advisory Fees Paid by the Fund	$680,601,233
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.76%
Seven-Day Yield (without waivers)	3.74%
Seven-Day Effective Yield (with waivers)	3.83%
Business Interest Deduction (163j)	100.00%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective April 28, 2025, the fund’s name changed from Schwab Value Advantage Money Fund
®
to Schwab Prime Advantage
Money Fund.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the fund’s name changed from Schwab Value Advantage Money Fund ® to Schwab Prime Advantage Money Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Government Money Fund - Sweep Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Sweep Shares
Trading Symbol	SWGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$45	0.44%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 90,564,000,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 149,719,184
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$90,564
Number of Holdings	332
Advisory Fees Paid by the Fund	$149,719,184
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	3.40%
Seven-Day Yield (without waivers)	3.39%
Seven-Day Effective Yield (with waivers)	3.46%
Long Term Capital Gain Distribution	$95,732
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Investor Shares
Trading Symbol	SNVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025 .
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 90,564,000,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 149,719,184
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$90,564
Number of Holdings	332
Advisory Fees Paid by the Fund	$149,719,184
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	3.50%
Seven-Day Yield (without waivers)	3.49%
Seven-Day Effective Yield (with waivers)	3.56%
Long Term Capital Gain Distribution	$95,732
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Government Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Ultra Shares
Trading Symbol	SGUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 90,564,000,000
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 149,719,184
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$90,564
Number of Holdings	332
Advisory Fees Paid by the Fund	$149,719,184
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	3.65%
Seven-Day Yield (without waivers)	3.64%
Seven-Day Effective Yield (with waivers)	3.72%
Long Term Capital Gain Distribution	$95,732
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab U.S. Treasury Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Investor Shares
Trading Symbol	SNSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 100,048,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 170,018,574
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$100,048
Number of Holdings	76
Advisory Fees Paid by the Fund	$170,018,574
Weighted Average Maturity	50 Days
Seven-Day Yield (with waivers)	3.46%
Seven-Day Yield (without waivers)	3.45%
Seven-Day Effective Yield (with waivers)	3.52%
Long Term Capital Gain Distribution	$230,149
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab U.S. Treasury Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Ultra Shares
Trading Symbol	SUTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 100,048,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 170,018,574
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$100,048
Number of Holdings	76
Advisory Fees Paid by the Fund	$170,018,574
Weighted Average Maturity	50 Days
Seven-Day Yield (with waivers)	3.61%
Seven-Day Yield (without waivers)	3.60%
Seven-Day Effective Yield (with waivers)	3.67%
Long Term Capital Gain Distribution	$230,149
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Investor Shares
Trading Symbol	SNOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$35	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 73,013,000,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 136,272,640
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$73,013
Number of Holdings	92
Advisory Fees Paid by the Fund	$136,272,640
Weighted Average Maturity	36 Days
Seven-Day Yield (with waivers)	3.49%
Seven-Day Yield (without waivers)	3.49%
Seven-Day Effective Yield (with waivers)	3.55%
Long Term Capital Gain Distribution	$227,095
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Treasury Obligations Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Ultra Shares
Trading Symbol	SCOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 73,013,000,000
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 136,272,640
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$73,013
Number of Holdings	92
Advisory Fees Paid by the Fund	$136,272,640
Weighted Average Maturity	36 Days
Seven-Day Yield (with waivers)	3.64%
Seven-Day Yield (without waivers)	3.64%
Seven-Day Effective Yield (with waivers)	3.71%
Long Term Capital Gain Distribution	$227,095
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Retirement Government Money Fund
Shareholder Report [Line Items]
Fund Name	Schwab Retirement Government Money Fund
Class Name	Schwab Retirement Government Money Fund
Trading Symbol	SNRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 2,676,000,000
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 4,228,579
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,676
Number of Holdings	308
Advisory Fees Paid by the Fund	$4,228,579
Weighted Average Maturity	36 Days
Seven-Day Yield (with waivers)	3.65%
Seven-Day Yield (without waivers)	3.62%
Seven-Day Effective Yield (with waivers)	3.71%
Long Term Capital Gain Distribution	$6,006
Business Interest Deduction (163j)	99.99%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 19,190,000,000
Holdings Count | Holding	1,419
Advisory Fees Paid, Amount	$ 31,745,847
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$19,190
Number of Holdings	1,419
Advisory Fees Paid by the Fund	$31,745,847
Weighted Average Maturity	28 Days
Seven-Day Yield (with waivers)	2.73%
Seven-Day Yield (without waivers)	2.73%
Seven-Day Effective Yield (with waivers)	2.77%
Tax Exempt Income Distribution	99.95%
Long Term Capital Gain Distribution	$54,809
Business Interest Deduction (163j)	96.41%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SWOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 19,190,000,000
Holdings Count | Holding	1,419
Advisory Fees Paid, Amount	$ 31,745,847
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$19,190
Number of Holdings	1,419
Advisory Fees Paid by the Fund	$31,745,847
Weighted Average Maturity	28 Days
Seven-Day Yield (with waivers)	2.88%
Seven-Day Yield (without waivers )	2.88%
Seven-Day Effective Yield (with waivers)	2.92%
Tax Exempt Income Distribution	99.95%
Long Term Capital Gain Distribution	$54,809
Business Interest Deduction (163j)	96.41%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Investor Shares
Trading Symbol	SWWXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 4,350,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 6,326,483
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$4,350
Number of Holdings	737
Advisory Fees Paid by the Fund	$6,326,483
Weighted Average Maturity	29 Days
Seven-Day Yield (with waivers)	2.72%
Seven-Day Yield (without waivers)	2.70%
Seven-Day Effective Yield (with waivers )	2.75%
Tax Exempt Income Distribution	99.87%
Long Term Capital Gain Distribution	$14,439
Business Interest Deduction (163j)	79.52%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Ultra Shares
Trading Symbol	SCTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect
for so lon
g as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 4,350,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 6,326,483
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$4,350
Number of Holdings	737
Advisory Fees Paid by the Fund	$6,326,483
Weighted Average Maturity	29 Days
Seven-Day Yield (with waivers )	2.87%
Seven-Day Yield ( without waivers )	2.85%
Seven-Day Effective Yield (with waivers)	2.91%
Tax Exempt Income Distribution	99.87%
Long Term Capital Gain Distribution	$14,439
Business Interest Deduction (163j)	79.52%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund, Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 9,358,000,000
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 16,377,532
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,358
Number of Holdings	441
Advisory Fees Paid by the Fund	$16,377,532
Weighted Average Maturity	28 Days
Seven-Day Yield (with waivers)	2.25%
Seven-Day Yield (without waivers)	2.24%
Seven-Day Effective Yield (with waivers)	2.27%
Tax Exempt Income Distribution	99.69%
Long Term Capital Gain Distribution	$10,133
Business Interest Deduction (163j)	78.14%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SCAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 9,358,000,000
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 16,377,532
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,358
Number of Holdings	441
Advisory Fees Paid by the Fund	$16,377,532
Weighted Average Maturity	28 Days
Seven-Day Yield (with waivers)	2.40%
Seven-Day Yield (without waivers)	2.39%
Seven-Day Effective Yield (with waivers)	2.43%
Tax Exempt Income Distribution	99.69%
Long Term Capital Gain Distribution	$10,133
Business Interest Deduction (163j)	78.14%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab New York Municipal Money Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$34	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 3,255,000,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 5,024,277
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,255
Number of Holdings	390
Advisory Fees Paid by the Fund	$5,024,277
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.78%
Seven-Day Yield (without waivers)	2.77%
Seven-Day Effective Yield (with waivers)	2.82%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$84,572
Business Interest Deduction (163j)	24.81%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.
Schwab New York Municipal Money Fund - Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SNYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$19	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 3,255,000,000
Holdings Count | Holding	390
Advisory Fees Paid, Amount	$ 5,024,277
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,255
Number of Holdings	390
Advisory Fees Paid by the Fund	$5,024,277
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	2.93%
Seven-Day Yield (without waivers)	2.92%
Seven-Day Effective Yield (with waivers)	2.97%
Tax Exempt Income Distribution	99.97%
Long Term Capital Gain Distribution	$84,572
Business Interest Deduction (163j)	24.81%

Holdings [Text Block]	Portfolio Composition by Security Type % of Investments Portfolio Composition By Effective Maturity % of Investments Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.